Expense Example	Sep. 30, 2025 USD ($)
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	149
Expense Example, with Redemption, 10 Years	362
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	144
Expense Example, with Redemption, 10 Years	350
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368